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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment           [_]; Amendment Number: ___________
This Amendment (Check only one.): [_]  is a restatement.
                                  [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue
         30/th/ Floor
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:

    /s/ Khalil Barrage        New York, New York          Nov. 12, 2007
    ------------------     ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     71

Form 13F Information Table Value Total:  $749,731
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NONE

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FORM 13F INFORMATION TABLE
PERIOD ENDING SEPTEMBER 30, 2007

COLUMN 1                      COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5
--------                     --------    ----------- ---------- ------------------
                              TITLE OR                 VALUE     SHRS OR  SH/ PUT/
NAME OF ISSUER                 CLASS       CUSIP     (x $1,000)  PRN AMT  PRN CALL
--------------               --------    ----------- ---------- --------- --- ----
ACORDA THERAPEUTICS INC          COM     00484M 10 6  $ 15,139  825,000   SH
ACUSPHERE INC                    COM     00511R 87 0  $     57  37,700    SH
ALCATEL-LUCENT                SPONSORED
                                 ADR     013904 30 5  $  3,563  350,000   SH
ALEXION PHARMACEUTICALS INC      COM     015351 10 9  $113,361  1,740,000 SH
ALEXION PHARMACEUTICALS INC      CALL    015351 90 9  $  6,515  100,000       CALL
ALEXION PHARMACEUTICALS INC      CALL    015351 90 9  $  6,515  100,000       CALL
ALKERMES INC                     COM     01642T 10 8  $    920  50,000    SH
ANTIGENICS INC DEL               COM     037032 10 9  $    474  200,000   SH
ANTIGENICS INC DEL               NOTE
                              5.250% 2/0 037032 AC 3  $  1,646  2,290,000 PRN
ARIAD PHARMACEUTICALS INC        COM     04033A 10 0  $    926  200,000   SH
BEARINGPOINT INC                 COM     074002 10 6  $ 16,909  4,175,000 SH
BIODEL INC                       COM     09064M 10 5  $    852  50,000    SH
CALPINE                          COM     131347 10 6  $    375  250,000   SH
CAPSTEAD MTG CORP               COM NO
                                 PAR     14067E 50 6  $  2,056  200,000   SH
CHILDRENS PL RETAIL STORES I     COM     168905 10 7  $    607  25,000    SH
CHINA NETCOM GROUP CORP HK L  SPONSORED
                                 ADR     16940Q 10 1  $    535  200,000   SH
CITIGROUP INC                    CALL    172967 90 1  $  4,667  100,000       CALL
CITIGROUP INC                    CALL    172967 90 1  $ 18,668  400,000       CALL
CORNING INC                      COM     219350 10 5  $  2,219  90,000    SH
CROWN CASTLE INTL CORP           COM     228227 10 4  $ 23,362  575,000   SH
CEPHALON INC                     COM     156708 10 9  $ 45,663  625,000   SH
CVS CAREMARK CORPORATION         CALL    126650 90 0  $  3,957  100,000       CALL
DELL INC                         CALL    24702R 90 1  $  6,900  250,000       CALL
ELAN PLC                         ADR     284131 20 8  $171,476  8,150,000 SH
ELAN PLC                         CALL    284131 90 8  $  2,104  100,000       CALL
ELAN PLC                         CALL    284131 90 8  $ 42,080  2,000,000     CALL
ELAN PLC                         CALL    284131 90 8  $  6,312  300,000       CALL
ELAN PLC                         CALL    284131 90 8  $  5,260  250,000       CALL
ELAN PLC                         CALL    284131 90 8  $  4,208  200,000       CALL

 ELAN PLC                       CALL    284131 90 8 $ 7,364 350,000       CALL
 GOLDEN STAR RES LTD
 CDA                             COM    38119T 10 4 $   405 100,000   SH
 HANSEN MEDICAL INC              COM    411307 10 1 $   271 10,000    SH
 HARMAN INTL INDS INC            COM    413086 10 9 $ 1,298 15,000    SH
 HERBALIFE LTD                 COM USD
                                 SHS    G4412G 10 1 $ 4,546 100,000   SH
 HURRAY HLDGS CO LTD          SPONSORED
                                 ADR    447773 10 2 $   774 150,000   SH
 IWM                             PUT    464287 8U X $ 4,002 50,000        PUT
 JARDEN CORP                     COM    471109 10 8 $27,073 875,000   SH
 JARDEN CORP                    CALL    471109 90 8 $10,829 350,000       CALL
 JP MORGAN CHASE & CO           CALL    46625H 90 0 $ 4,545 100,000       CALL
 LEXICON PHARMACEUTICALS INC     COM    528872 10 4 $13,463 3,891,108 SH
 LSI CORPORATION                 COM    502161 10 2 $ 3,710 500,000   SH
 MARSHALL EDWARDS INC            COM    572322 30 3 $   520 166,667   SH
 MEDICINOVA INC                COM NEW  58468P 20 6 $   461 58,400    SH
 MEMORY PHARMACEUTICALS CORP     COM    58606R 40 3 $ 1,780 1,000,000 SH
 MERCK & CO INC                  COM    589331 10 7 $ 2,585 50,000    SH
 MORGAN STANLEY                COM NEW  617446 44 8 $ 6,300 100,000   SH
 MORGAN STANLEY                 CALL    617446 90 8 $ 9,413 150,000       CALL
 NITROMED INC                    COM    654798 50 3 $ 8,781 4,989,024 SH
 NYMEX HOLDINGS INC              COM    62948N 10 4 $ 5,858 45,000    SH
 OFFICE DEPOT INC.               COM    676220 10 6 $ 6,702 325,000   SH
 PALATIN TECHNOLOGIES INC      COM NEW  696077 30 4 $ 1,360 3,400,000 SH
 PRIMUS TELECOM                  COM    741929 10 3 $ 1,967 2,850,000 SH
 QUALCOMM INC                    COM    747525 10 3 $10,565 250,000   SH
 RACKABLE SYS INC                COM    750077 10 9 $   649 50,000    SH
 REGENERON PHARMACEUTICALS       COM    75886F 10 7 $ 5,785 325,000   SH
 REGENERON PHARMACEUTICALS      CALL    75886F 90 7 $ 3,560 200,000       CALL
 REGENERON PHARMACEUTICALS      CALL    75886F 90 7 $ 3,560 200,000       CALL
 RITE AID CORP                   COM    767754 10 4 $19,404 4,200,000 SH
 SANDISK CORP                    PUT    80004C 95 1 $ 5,510 100,000       PUT
 SEALY CORP                      COM    812139 30 1 $ 1,404 100,000   SH
 TAKE-TWO INTERACTIVE SOFTWAR    COM    874054 10 9 $ 1,708 100,000   SH
 TAKE-TWO INTERACTIVE SOFTWAR   CALL    874054 90 9 $ 3,416 200,000       CALL
 TITAN PHARMACEUTICALS INC DE    COM    888314 10 1 $   220 100,000   SH
 TRANSITION THERAPEUTICS INC   COM NEW  893716 20 9 $14,250 1,064,199 SH
 UAL CORP                      COM NEW  902549 80 7 $ 4,653 100,000   SH
 ULURU INC                       COM    90403T 10 0 $ 1,652 350,000   SH
 VANDA PHARMACEUTICALS INC       COM    921659 10 8 $18,639 1,340,000 SH
 VANDA PHARMACEUTICALS INC      CALL    921659 90 8 $ 1,391 100,000       CALL
 VENTANA MED SYS INC             COM    92276H 10 6 $ 6,443 75,000    SH
 WYETH                          CALL    983024 90 0 $11,138 250,000       CALL
 WYETH                          CALL    983024 90 0 $ 4,455 100,000       CALL